SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

a.Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes, share-based compensation, leases and revenue recognition, as well as deferred contract costs. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

The COVID-19 pandemic including the global emergence of new variants, continue to persist and create business and economic uncertainty and volatility in the global markets. The Company had made certain precautionary measures to its operations in order to help minimize the risk of its employees including employ a hybrid remote-work arrangement and suspend non-essential travels. The Company considered the impact of COVID-19 on its estimates and assumptions. As of the date of issuance of these financial statements, the Company is not aware of any specific event or circumstance that would require the Company to update its estimates, assumptions and judgments or revise the carrying value of its assets or liabilities.

The full impact of COVID-19 on the Company’s business, results of operations, and financial condition may depend on numerous evolving factors that are highly uncertain and cannot be accurately predicted. As additional information is obtained, the Company may be required to update its estimates and assumptions. Actual results could differ from those estimates and any such differences may be material to the Company’s financial statements. The Company will continue to monitor the evolving situation and will assess the relevant implications on its consolidated financial statements.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

b.Principles of Consolidation

The consolidated financial statements comprise the financial statements of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

c.Functional Currency and Foreign Currency Transactions

A substantial majority of the Company’s operations are carried out by the Company in Israel and in the United States. The majority of the Company’s revenues are denominated in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional currency of the Company is the U.S. dollar.

Accordingly, monetary balances denominated in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

d.Cash and Cash Equivalents

Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

e.Marketable Securities

The Company accounts for its investments in marketable securities in accordance with ASC No. 320, “Investments—Debt Securities”. The Company determines the appropriate classification of its investments in marketable securities at the time of purchase and re-evaluates the appropriate classifications at each balance sheet date. As of December 31, 2021, all of the Company’s investments in marketable debt securities are classified as available-for-sale. The Company’s available-for-sale marketable debt securities primarily consist of U.S. government, U.S. government agencies and corporate debt. Accordingly, the Company’s marketable debt securities are recorded at fair value on the balance sheet. Unrealized gains and losses on marketable debt securities classified as available-for-sale are recorded in other comprehensive income (loss). Realized gains and losses on sale of marketable debt securities are included in financial income (expense), net in the consolidated statement of comprehensive loss. The cost of marketable securities sold is determined using the specific identification method. The amortized cost of marketable debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in the Company’s financial income (expenses), net in the consolidated statement of comprehensive loss. The Company classifies its marketable debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date.

When the estimated fair value of a debt security is below its amortized cost, the debt security is assessed using the Current Expected Credit Losses model (in accordance with ASU 2016-13) in order to determine what portion of that difference, if any, is caused by expected credit losses. The amortized cost of the debt security will be reduced to its fair value if it is more likely than not that the Company is required to sell the impaired security before recovery of its amortized cost basis, or it has the intention to sell the security. If neither of these conditions are met, the Company determines whether the impairment is due to credit losses by comparing the present value of the expected cash flows of the security with its amortized cost basis. The amount of impairment recognized is limited to the excess of the amortized cost over the fair value of the security. An allowance for credit losses for the excess of amortized cost over the expected cash flows is recognized in financial income (expense), net on the consolidated statements of comprehensive loss.

During the year ended December 31, 2021 and 2020, the Company did not recognize an allowance for credit losses on its available-for-sale marketable debt securities.

f.Accounts Receivable

Accounts receivable are recorded based on the invoiced amount and presented in the Company’s consolidated balance sheet net of allowance for credit losses for potential uncollectible amounts. The allowance for credit losses is based on the Company’s assessment of collectability by reviewing accounts receivable on an aggregated basis where similar characteristics exist and on an individual basis when it identifies specific customers with known disputes or collectability issues. In addition, the Company considers a number of factors to assess collectability, including the past due status, creditworthiness of the specific customer, payment history and reasonable and supportable forecasts of future economic conditions, as well as other applicable forward-looking information in order to calculate its estimated credit losses. Changes in the allowance for expected credit losses are recorded under general and administrative expenses in the consolidated statements of comprehensive loss.

The Company’s allowance for credit losses for its accounts receivable consists of the following activity:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Beginning balance	$97	$77	$85
Charged to general and administrative	31	85	-
Accounts receivable write-off	(51)	(77)	-
Ending Balance	$77	$85	$85

When revenue recognition criteria are not met for a sale transaction that has been billed, the Company does not recognize deferred revenues on the balance sheet or the related contract assets. Accordingly, as of December 31, 2020 and 2021, $22,936 thousand and $26,100 thousand, respectively, were offset from contract assets and corresponding amounts were offset from deferred revenues (see Note 8).

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

g.Long-term Restricted Bank Deposits

As of December 31, 2020 and 2021, the Company’s bank deposits were denominated mainly in U.S. dollars and NIS and bore yearly interest at weighted average deposits rates of 1.39% and 0.01%, respectively. These deposits are primarily used for collateralizing the Company’s lease contracts, credit cards and for the Company’s hedging activities.

Restricted bank deposits are classified based on the expected expiration date of the respective restriction. Bank deposits are presented at their cost, including accrued interest.

The Company’s long-term restricted bank deposits are included with cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows (see also Note 4 to the consolidated financial statements).

h.Leases

The Company determines if an arrangement is a lease at inception. If an arrangement is a lease, the Company determines whether it is an operating lease or a finance lease at the lease commencement date. As of December 31, 2020 and 2021, the Company did not have any finance leases. Operating leases are included in operating lease assets, operating lease liabilities – current, and non-current operating lease liabilities in the Company’s consolidated balance sheets.

Operating lease assets represent the Company’s right to control the use of an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized on the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The incremental borrowing rate was estimated based on factors such as the lease term, credit standing and the economic environment of the location of the lease.

Variable lease payments, including payments based on an index or a rate, are expensed as incurred and are not included within the operating lease asset and operating lease liabilities. The Company does not separate non-lease components from lease components for its leases of real estate.

The Company’s lease terms are the noncancelable periods, including any rent-free periods provided by the lessor, and include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. At lease inception, and in subsequent periods as necessary, the Company estimates the lease term based on its assessment of extension and termination options that are reasonably certain to be exercised. Lease costs are recognized on a straight-line basis over the lease term. The Company does not recognize operating lease asset and operating lease liabilities for leases with terms shorter than 12 months. Lease costs for short-term leases are recognized on a straight-line basis over the lease term.

i.Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the residual value of the related assets at the following annual rates:

%
Furniture and fixtures	10
Computers and software	33
Leasehold improvements	10-33
Electronic equipment	15-33

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease (including reasonably assured option periods, if applicable), or the estimated useful life of the improvements.

j.Impairment of Long-Lived Assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment” (“ASC No. 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2019, 2020 and 2021, no impairment triggering events were identified.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

k.Severance Pay

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company makes ongoing deposits into its Israeli employee pension plans to fund their severance liabilities. For its employees who are employed under Article 14 of the Severance Compensation Act, 1963 (“Article 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s rights upon termination. In addition, the related obligations and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s consolidated balance sheets, as the amounts funded are not under the control and management of the Company and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposit amounts have been paid.

For the Company’s employees in Israel that began employment prior to Article 14, the Company calculates the liability for severance pay based on the most recent salary of these employees multiplied by the number of years of employment as of the Article 14 inception date. These liabilities are presented under other non-current liabilities in the Company’s consolidated balance sheets. The amounts used to fund these liabilities are included in the Company’s consolidated balance sheets under other non-current assets.

Expenses incurred under the Company’s severance and pension plans in connection with its Israeli employees, which represent the majority of the Company’s severance expense, for the years ended December 31, 2019, 2020 and 2021, were $3,091 thousands, $3,659 thousands and $4,343 thousands, respectively.

The Company’s subsidiary in the United States offers a defined contribution retirement plan (the “Plan”) under the provisions of Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”) that covers eligible employees as defined in the Plan. All eligible employees may elect to contribute up to an annual maximum, of the lesser of 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $19,500 per year (for certain employees over 50 years of age the maximum contribution is $26,000 per year). Commencing 2021, the Company’s subsidiary in the United States, at its discretion, offers matching contributions equal to 3% of the employee's annual compensation. For the year ended December 31, 2021 the Company made 401(k) Plan contributions of approximately $135 thousands.

In addition, the Company’s employees in other jurisdictions are entitled to certain pension plans and related severance payments in accordance with local laws and practices. These plans are accounted as contribution plans.

l.Revenue Recognition

The Company follows the five-step model to recognize revenue under ASC 606: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies its performance obligations.

For each arrangement the Company assesses whether it is acting as the principal that has promised to provide goods or services to its customers or an agent which arranges for goods or services to be provided by the principal to an end customer. The Company’s revenue is reported net of discounts, sales tax, value added tax and related surcharges.

The Company generates revenues from selling (i) software license (perpetual and term-based), (ii) maintenance, (iii) hardware (iv) professional services and to a lesser extent (v) software as a service (“SaaS”) offerings which were immaterial for the years ended December 31, 2019, 2020 and 2021. The Company sells its products and services primarily through distributors and resellers and also through its direct sales force.

The Company determines the appropriate revenue recognition for its contracts with customers by analyzing the type, terms and conditions of each contract or arrangement with a customer. The Company classifies the components of revenue as product or services revenue based on the attributes of the underlying performance obligations. Accordingly, software license and hardware are classified as product revenues.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company’s contract payment terms typically range between 30 and 120 days. The Company assesses collectability based on several factors, including collection history.

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is less than a year.

Nature of Products and Services

The Company’s on-premise software licenses are sold through both perpetual and term-based license agreements. These licensing arrangements provide customers with the same product functionality and differ mainly in the duration over which the customer benefits from the software. The Company delivers its software licenses electronically. Electronic delivery occurs when the Company provides the customer with access to the software and license key via a secure portal. Revenue from on-premise software licenses is generally recognized upfront at the point in time when the software is made available to the customer. Hardware revenue is recognized upon delivery which is the point in time at which control has passed.

The Company’s contracts with customers for on-premise software licenses include maintenance services and may also include additional professional services, such as training, consulting and implementation. Maintenance services agreements consist of fees for providing software updates on an if and when available basis and for providing technical support for software products for a specified term. Both software updates and technical support have the same pattern of transfer to the customer. Revenues related to maintenance services are recognized ratably over the term of the related maintenance agreement. Revenues related to SaaS are also recognized ratably over the term of the related agreement. Revenues related to professional services are recognized as the services are performed or upon the fulfillment of the performance obligation of the related professional services. Payments received in advance of services performed are deferred and recognized when the related services are performed.

In contracts with multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price out of total consideration of the contract. For maintenance and support, the Company determines the standalone selling price based on the price at which the Company separately sells a renewal contract. The Company determines the standalone selling price for sales of licenses using the residual approach as the Company’s licenses are not sold on a standalone basis and due to the high variability of the licenses’ sales prices. For professional services and SaaS, the Company determines the standalone selling prices based on the price at which the Company separately sells those services.

m.Deferred Contract Costs

The Company accounts for deferred contract costs in accordance with ASC No. 340-40, “Other Assets and Deferred Costs” (“ASC 340-40”). Under ASC 340-40, incremental costs that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained, provided the Company expects to recover the costs, are deferred.

The Company defer contract costs that are recoverable and incremental to obtaining customer sales contracts. These costs include sales commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales goals. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are deferred and amortized over an expected period of benefit. Based on its technology, customer contracts and other factors, the Company has determined the expected period of benefit to be approximately four years. Sales commissions for renewal contracts are deferred and then amortized on a straight-line basis over the related contractual period. Amortization expenses related to these costs are primarily included in sales and marketing expenses in the consolidated statements of comprehensive loss. The Company presents deferred contract costs from contracts which are less than 12 months under prepaid expenses and other current assets and deferred contract costs related to contracts that are greater than 12 months under deferred costs (see also Note 8 to the consolidated financial statements).

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

n.Cost of Revenues

Cost of product revenues consist primarily of costs associated with the processing and the delivery of the Company’s software licenses to the customers as well as third-party hardware and related shipping costs. The Company sources its hardware from a single third-party provider based in the U.S.

Cost of maintenance and professional services revenues consist primarily of personnel costs responsible for providing maintenance and support and professional services.

o.Accounting for Share-Based Compensation

The Company accounts for share-based compensation, including stock options and restricted stock units (“RSUs”) in accordance with ASC No. 718, “Compensation-Stock Compensation” (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an Option-Pricing Model (“OPM”).

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock options awards. The Company’s option pricing model requires the input of highly subjective assumptions, including the expected share price volatility and expected term. Any changes in these highly subjective assumptions would significantly impact the share-based compensation expense.

During the year ended December 31, 2021 no stock options were granted. During the years ended December 31 2019 and 2020, the fair value of stock options granted to employees is estimated at the date of grant using the following assumptions:

The risk-free interest rate assumption is based on the implied yield curve, at the time of grant, on U.S. treasury zero-coupon issues with a remaining term equal to the expected term of the Company’s stock options. The dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts and may be subject to substantial changes in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future. The expected share price volatility is based on the historical volatility of the ordinary shares of comparable companies that are publicly traded, as well as the historical volatility of the Company’s ordinary shares. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The expected option term is calculated using the simplified method, as the Company concludes that currently its historical share option exercise experience does not provide an adequate basis to estimate its expected option term. The fair value of the Company’s ordinary shares underlying the share-based awards for the period from January 1, 2019 to April 11, 2019, were estimated using the hybrid method which takes into consideration a probability-weighted of a non-IPO scenario (which is based on the income approach) and an IPO scenario. Commencing April 11, 2019, the Company’s ordinary shares are publicly traded and are measured based on the Company’s share price on the date of grant.

The fair value of the Company’s RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant.

The Company recognizes compensation expenses for its share-based option awards and RSUs on the graded vesting attribution method over the requisite service period (primarily a four-year period).

Each of the above factors requires the Company to use judgment and make estimates in determining the inputs used for the calculation of the fair value of its stock-based option awards. If the Company were to use different inputs, the fair value of its stock-based option awards could be materially different.

p.Research and Development Costs

ASC 985 requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. The Company does not incur material costs between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the statement of comprehensive loss as incurred.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

q.Advertising Expense

Advertising expenses consist primarily of campaigns, tradeshows, digital advertising, branding and public relations. Advertising expenses are charged to the statement of comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2019, 2020 and 2021, amounted to $5,522, $3,143 and $3,755 thousand, respectively.

r.Income Taxes

The Company and its subsidiaries are subject to income taxes in the jurisdictions in which they operate. The Company’s provision for income taxes is based on income tax rates in the tax jurisdictions in which it operates, permanent differences between financial reporting and tax reporting, and available credits and incentives. Deferred taxes are determined utilizing the “asset and liability” approach under ASC-740, “Income Taxes” (“ASC-740”). The asset and liability approach requires the recognition of deferred taxes based on the estimated future tax effects of temporary differences between the carrying amount and tax bases of assets and liabilities under the applicable tax laws, and on effective tax rates in effect when the deferred taxes are expected to be settled or realized. Deferred taxes for each jurisdiction are presented as a non-current net asset or liability, net of any valuation allowances.

Valuation allowances are provided unless it is more likely than not that the deferred tax asset will be realized. In determining the appropriate valuation allowances, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, prior earnings history, carryback and carry forward and prudent tax strategies that may enhance the likelihood of realization of a deferred tax asset.

Deferred taxes have not been provided for the following items:

1)Taxes that would apply in the event of disposal of investments in first-tier foreign subsidiaries, as it is generally the Company’s intention to hold these investments, not to realize them.

2)Undistributed earnings of the Company's foreign subsidiaries, since the Company has the ability and intention to permanently reinvest these earnings and does not intend to distribute dividends from such income.

ASC-740 also clarifies the accounting and reporting for uncertainties in income tax. ASC-740 prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The Company reevaluates these uncertain tax positions on a quarterly basis and makes adjustments as required. The Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions within taxes on income.

s.Basic and Diluted Net Loss Per Share:

Basic net loss per ordinary share is computed by dividing net loss for each reporting period by the weighted-average number of ordinary shares outstanding during the year. Diluted loss per ordinary share is computed by dividing net loss for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC 260-10 “Earnings Per Share”.

The calculation of diluted net loss per share excludes potential share issuances of ordinary shares upon the exercise of share options, unvested RSUs, warrants to purchase ordinary shares and redeemable preferred shares as their effect is anti-dilutive.

The total number of shares related to outstanding stock options, warrants to purchase ordinary shares and redeemable preferred shares that have been excluded from the calculation of diluted net loss per share for the year ended December 31, 2019 was 7,507,811, 26,667 and 16,416,749 (out of which 27,778 shares represent receipt on account of preferred A shares), respectively. The total number of shares related to outstanding stock options and unvested RSUs that have been excluded from the calculation of diluted net loss per share for the year ended December 31, 2020 was 6,930,143 and 1,311,702, respectively. The total number of shares related to outstanding stock options and unvested RSUs that have been excluded from the calculation of diluted net loss per share for the year ended December 31, 2021 was 4,716,941 and 2,458,254, respectively.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

t.Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, restricted bank deposits, trade receivables and derivative instruments.

The Company’s cash and cash equivalents and restricted bank deposits are invested with major banks in Europe, Israel and the United States. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company’s cash deposits are financially sound and, accordingly, bear minimal risk.

The Company's marketable debt securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to a diverse set of customers located primarily in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures.

As of December 31, 2020 and 2021, each of the following customers comprised more than 10% of the Company’s accounts receivable:

	December 31,
	2020	2021
Customer A	12%	17%
Customer B	16%	11%
Customer C	6%	11%
Customer D	11%	10%

For purposes of this calculation, the Company assessed distributors by aggregating distributors within the same holding group.

u.Derivative Instruments and Hedging Activities

The Company is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign exchange rates. As part of the Company’s risk management strategy, it uses foreign currency exchange forward contracts and other derivative to hedge against certain foreign currency exposures. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure. The Company does not enter into derivative transactions for trading purposes. The Company recognizes these derivative instruments as either assets or liabilities in the consolidated balance sheets at their fair value. Derivatives in a gain position are reported in other current assets in the consolidated balance sheets and derivatives in a loss position are recorded in other accounts payables in the consolidated balance sheets, on a gross basis.

All derivative contracts entered into by the Company are classified as non-hedging instruments and accordingly the Company records the changes in fair value of derivative instruments in financial income (expense), net in the consolidated statement of comprehensive loss.

v.Fair Value of Financial Instruments

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC 820”), with respect to fair value measurements of all financial assets and liabilities. The Company’s financial assets and liabilities that are measured at are measured at fair value on a recurring basis include marketable securities and derivative contracts.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 - Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 - Inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

In accordance with ASC 820, the Company’s foreign currency derivative instruments and marketable securities are classified within the Level 2 value hierarchy (see Note 3).

w.Legal Contingencies

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes that are not predictable with assurance. The Company accrues for contingencies when the loss is probable, and it can reasonably estimate the amount of any such loss. Loss contingencies considered to be remote by the Company are generally not disclosed unless material. The respective legal fees are expensed as incurred.

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

y.Recently Adopted Accounting Standards

In December 2019, the Financial Accounting Standards Board ("FASB") issued ASU 2019-12 “Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes” (the “update”). The amendments in this update simplify the accounting for income taxes by removing the following exceptions in ASC 740: (1) exception to the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income or a gain from other items; (2) exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; (3) exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; and (4) exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.

In addition, the update also simplifies the accounting for income taxes in certain topics as follows: (1) requiring that an entity recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax; (2) requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination in which the book goodwill was originally recognized and when it should be considered a separate transaction; (3) specifying that an entity can elect (rather than be required to) allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements; and (4) requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The Company adopted ASU 2019-12 effective January 1, 2020 1, with no material impact on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, "Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting". In addition, in January 2021, the FASB issued ASU 2021-01, "Reference Rate Reform (Topic 848)- Scope". The amendments in these ASUs apply to all entities that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. Together, these ASUs provide optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. These ASUs were effective upon issuance and may be applied prospectively to contract modifications and hedging relationships entered into or evaluated through December 31, 2022. The adoption of the new guidance did not have a material impact on the Company’s consolidated financial statements.

z.Recently Issued Accounting Standards Not Yet Adopted

In November 2021, the FASB issued ASU 2021-10, "Government Assistance (Topic 832)- Disclosures by Business Entities about Government Assistance". This ASU requires annual disclosures for transactions with a government authority that are accounted for by applying a grant or contribution model. These amendments are effective for annual periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.